Annual Total Returns - FidelitySeriesInternationalCreditFund-PRO - FidelitySeriesInternationalCreditFund-PRO - Fidelity Series International Credit Fund	Mar. 01, 2023
Bar Chart Table:
Annual Return, Inception Date	Jul. 25, 2017
Fidelity Series International Credit Fund
Bar Chart Table:
Annual Return 2018	(1.04%)
Annual Return 2019	13.85%
Annual Return 2020	8.33%
Annual Return 2021	(0.07%)
Annual Return 2022	(17.44%)